Business Combination	12 Months Ended
Aug. 31, 2018
Business Combinations [Abstract]
Business Combination
3.	BUSINESS COMBINATION

Acquisition of Impetus

On January 27, 2016, Yang’s Family completed the acquisition of 100% equity interests in Impetus, together with its subsidiaries and variable interest entities (collective as “Time Education Group”). Time Education Group operates 15 training institutes in the PRC under the brand of “Elan”. The merging of Time Education Group’s training institutes with the Education Group’s strong management team, leading brands and vertically integrated model allows the Education Group to provide high-quality, competitively priced and diversified services to the customers.

The equity interests was originally held at 30%, 14%, and 56% by Greenergy Development Pte. Ltd (“Greenergy”), Accurate Vision Holdings Ltd (“Accurate Vision”) and Mr. Junli He (Mr. He), respectively. Mr. He became the CEO of the Education Group after the acquisition of Impetus. Greenergy and Accurate Vision are companies owned by independent third parties.

The total consideration included i) cash consideration of RMB 54,600 which has been paid to the selling shareholders by August 31, 2016 and ii) 7.41% interests of Education Group to Mr. He. In addition, as part of the transaction, Mr. He has obligation to provide services to the Education Group and act as CEO after the acquisition. Hence, the Group determined that part of the consideration is related to the costs of services provided by Mr. He and allocated RMB 95,070 to share-based compensation (see Note 16 for details) .

The Group determined the total consideration for the acquisition of Time Education Group as follows:

RMB
Fair value of 7.41% interests of Education Group as of acquisition date (Note 16)	150,000
Cash paid to the shareholders of Time Education Group by Yang’s Family	47,600
Cash paid to the shareholders of Time Education Group by the Group	7,000

Total amount	204,600
Attributable to cost of services provided by Mr. He as CEO	95,070
Total consideration for the acquisition	109,530

The fair value of Education Group and Time Education Group on the acquisition date are calculated by adopting income approach, in particular, the discounted cash flow method to analyze the indicative value of both of the groups. The fair value are estimated based on significant inputs which mainly include the financial results, growth trends and discount rate (see Note 16 for details).

The acquisition of 100% equity interest of Time Education Group has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist them with the valuation of interest in Time Education Group as well as property and equipment and intangible assets. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities’ operations have been included in the combined and consolidated financial statements since the date of acquisition. The purchase price was allocated as of the date of acquisition as follows:

	RMB	Amortization period
Cash	6,899
Other current assets	10,443
Property and equipment	7,434	3-5 years
Intangible assets
Trademarks and brand names	24,186	10 years
Core curriculum	1,007	10 years
Goodwill	102,332
Other current liabilities	(36,473)
Deferred tax liabilities	(6,298)

Total consideration and value to be allocated to net assets	109,530

The identifiable tangible and intangible assets acquired and any non-controlling interest in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. Fair value of property and equipment acquired approximates the net book value of these assets. The goodwill was assigned to the complementary education services segment as a result of these acquisitions.

Acquisition of Can-achieve Group

On March 1, 2018, the Group acquired 70% equity interest of Can-achieve (Beijing) Education Consulting Co., Ltd. and its subsidiaries (“Can-achieve Group”) with a total cash consideration of RMB 264,338, all of which has been paid as of August 31, 2018. Can-achieve Group provides referral services to overseas education universities and institutions and study abroad consulting services to students.

The acquisition of 70% equity interest of Can-achieve Group has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist them with the valuation of interest in Can-achieve Group as well as property and equipment and intangible assets. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities’ operations have been included in the combined and consolidated financial statements since the date of acquisition. The purchase price was allocated as of March 1, 2018, the date of acquisition, as follows:

	RMB	Amortization period
Cash	48,294
Other current assets	8,492
Property and equipment	1,422	3-5 years
Intangible asset
Non-compete agreement	17,100	7 years
Other non-current assets	3,150
Goodwill	345,501
Account payables	(18,219)
Other current liabilities	(17,478)
Deferred revenue	(7,814)
Deferred tax liabilities	(2,822)
Non-controlling interests	(113,288)

Total consideration and value to be allocated to net assets	264,338

The identifiable tangible and intangible assets acquired and any non-controlling interests in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. Fair value of fixed assets acquired approximates the net book value of these assets. The goodwill was assigned to the complementary education services segment as a result of these acquisitions.

Acquisition of Xinqiao Group

On March 1, 2018, the Group acquired 75% equity interest of Wuhan Qiaosheng Education Investment Co., Ltd. and its subsidiaries (“Xinqiao Group”) with a total cash consideration of RMB 114,469, of which RMB 89,469 has not been paid as of August 31, 2018 and was recorded in amounts due to related parties (non-controlling shareholder of Xinqiao Group) in the consolidated balance sheets. Xinqiao Group operates five kindergartens under the brand name of “New Jordan” in Wuhan.

The acquisition of 75% equity interest of Xinqiao Group has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third party valuation firm to assist them with the valuation of interest in Xinqiao Group as well as property and equipment and intangible assets. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill which is not tax deductible. The results of these acquired entities’ operations have been included in the combined and consolidated financial statements since the date of acquisition. The purchase price was allocated as of March 1, 2018, the date of acquisition, as follows:

	RMB	Amortization period
Cash	3,790
Other current assets	5,753
Property and equipment	836	3-5 years
Intangible assets
Brand name	24,000	20 years
Customer relationship	18,000	4 years
Goodwill	119,735
Other current liabilities	(3,544)
Deferred tax liabilities	(10,500)
Deferred revenue	(5,445)
Non-controlling interests	(38,156)

Total consideration and value to be allocated to net assets	114,469

The identifiable tangible and intangible assets acquired are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. Fair value of fixed assets acquired approximates the net book value of these assets. The goodwill was assigned to the kindergarten segment as a result of these acquisitions.

Other acquisitions

During the year ended August 31, 2018, the Group made two other business acquisitions.

The Group acquired 75% of ownership interest in FGE Holdings Limited and its subsidiaries (“FGE Group”) which is primarily engaged in providing study abroad consulting services to students, for which the consideration of approximately RMB 19,894 was paid in full as of August 31, 2018. The goodwill and non-controlling interests acquired from the acquisition were approximately RMB 26,466 and RMB 6,631, respectively.

The Group acquired 51.67% of ownership interest in Zangxing Network Technology Co., Ltd (“Zangxing”) which is primarily engaged in operating online platform to provide education promotion services to schools and training institutions, for which the consideration of RMB 9,242 was paid in full as of August 31, 2018. The goodwill and non-controlling interests acquired from the acquisition were RMB 13,774 and RMB 8,646, respectively.

Pro forma results of acquisitions (unaudited)

The following table summarizes unaudited pro forma results of operations for the years ended August 31, 2016, 2017 and 2018, assuming that these acquisitions occurred as of the beginning of the comparable annual reporting period. These pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

Pro forma for the year ended August 31, 2016, 2017 and 2018

	2016	2017	2018
Pro forma revenue	1,113,651	1,439,952	1,780,129
Pro forma income from operations	31,967	246,561	303,968
Pro forma net (loss) income attributable to the Group	(30,698)	189,471	266,438

Revenues and net loss in the amount of RMB 25,577 and RMB 8,464, respectively, attributable to Time Education Group acquired in January 2016 were included in the combined statements of operations in 2016 since the acquisition date.

Revenues and net income in the amount of RMB 62,523 and RMB 9,457, respectively, attributable to the four acquired subsidiaries during the year ended August 31, 2018 were included in the combined and consolidated statements of operations since the acquisition dates.